INVENTORY (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Inventory
	September 30, 2021	December 31, 2020
Process material stockpiles	$854	$373
Concentrate inventory	2,237	64
Materials and supplies	1,462	1,222
	$4,553	$1,659